15. Pension and Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
15. Pension and Other Post-Retirement Benefits

Employee Health Benefit Plan

The Corporation does not have a defined benefit pension plan. The Corporation does have a defined contribution investment plan which is discussed in Note 14 - “Employee, Officer and Director Benefit Plans.” The Corporation offers certain retirees the opportunity to continue benefits in the subsidiary bank’s Employee Health Benefit Plan. The Corporation’s level of contribution is based upon age, service formula, date of employment and retirement date. Employees hired prior to October 1, 1994 who retired prior to July 1, 2008 were eligible to receive benefits under the Bank’s Health Benefit Plan for life. All employees hired on or before October 1, 1994 previously were allowed coverage for life. The plan was amended on December 31, 2007 to require employees hired on or before October 1, 1994 who retire after July 1, 2008 to convert to a Medicare Supplement Plan at age 65. Coverage stops at age 65 for employees hired after October 1, 1994. The Corporation uses a December 31 measurement date for its plan. Information about the plan’s unfunded status follows:

	2011	2010
Change in benefit obligation
Beginning of year	$1,137	$1,115
Service cost	27	23
Interest cost	58	59
Amortization of prior service cost	(62)	(62)
Actuarial loss	39	53
Benefits paid	(67)	(51)
Unfunded status at end of year	$1,132	$1,137

The components of the 2011, 2010 and 2009 net periodic post-retirement benefit cost are shown below:

	2011	2010	2009
Service cost	$27	$23	$23
Interest cost	58	59	58
Amortization of prior service cost	(62)	(62)	(62)
Amortization of net loss	57	53	56
Net periodic post-retirement benefit cost	$80	$73	$75

Other changes in benefit obligations recognized in other comprehensive loss:

	2011	2010
Net loss	$(62)	$(62)
Prior service cost recognized	62	62
Total recognized in other comprehensive loss	-0-	-0-

Total recognized in net periodic benefit cost and other comprehensive loss	$(80)	$(73)

The estimated net loss, prior service cost and transition obligation for the defined benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year is a net loss of $5.

Amounts recognized in the Consolidated Balance Sheets:

	2011	2010
Liabilities	$1,132	$1,137

Amounts recognized in accumulated other comprehensive income (loss) and not yet recognized as components of net periodic benefit cost consist of:

	2011	2010
Net loss	$(62)	(62)
Prior service cost recognized	62	62
Total	$-0-	$-0-

The accumulated benefit obligation for all defined benefit plans was $1,132 and $1,137 at December 31, 2011 and 2010, respectively.

Significant assumptions include:

	2011	2010

Weighted average assumptions used to determine benefit obligation:
Discount rate	4.50%	5.25%
Rate of compensation increase	n/a	n/a

Weighted average assumptions used to determine benefit cost:
Discount rate	4.50%	5.25%
Expected return on plan assets	n/a	n/a
Rate of compensation increase	n/a	n/a

For measurement purposes, a 7.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2011 and 2010. The rate was assumed to decrease gradually to 5.00% by the year 2015 and remain at that level thereafter.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

	1-Percentage- Point Increase	1-Percentage- Point Decrease
Effect on total of service and interest cost components	$8	$(7)
Effect on post-retirement benefit obligation	72	(65)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2011:

Post Retirement Health Benefits
2012	$59
2013	84
2014	103
2015	114
2016	103
2017-2021	530

Split Dollar Life Insurance

ASC Topic 715 requires the Corporation to recognize a liability and compensation expense for endorsement split-dollar life insurance arrangements that provide a benefit to an employee that extends to post retirement periods. The benefit to the employee is the payment of the premiums by the Corporation. The Corporation adopted ASC Topic 715 as of January 1, 2008, through a cumulative effect adjustment as a liability and a decrease to retained earnings of $580. Beginning January 1, 2008, an expense was recorded as the remaining benefit is earned with a corresponding addition to the post retirement benefit obligation. The amount of the expense for 2011, 2010 and 2009 was $62, $61 and $58, respectively. For the period from retirement to the estimated date of death for the participants, this liability is reversed into income.